Income Taxes - Additional information (Details)	3 Months Ended		6 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Income Taxes
Percentage of income before income taxes	27.00%	23.20%	26.40%	23.80%